Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on Statements of Cash Flows (Details) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (491,670)	$ (796,566)
Net cash used in investing activities	(402,500,000)
Net cash provided by financing activities	404,071,303
Net increase in cash	1,079,633	$ (796,566)
As Previously Reported
Statement of Cash Flows [Abstract]
Net cash used in operating activities	(491,670)
Net cash used in investing activities	(402,500,000)
Net cash provided by financing activities	404,071,303
Net increase in cash	1,079,633
Restatement Adjustment
Statement of Cash Flows [Abstract]
Net cash used in operating activities	0
Net cash used in investing activities	0
Net increase in cash	$ 0